	OTG LATIN AMERICA FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
86.94%	COMMON STOCKS
1.96%	ARGENTINA
	Grupo Supervielle SA	20,850	$220,802
	YPF SA(A)	5,000	157,250
			378,052
31.01%	BRAZIL
	Ambev SA	252,000	607,320
	Banco Bradesco SA	124,079	383,404
	Gerdau SA	136,544	398,708
	Itau Unibanco Holding SA	73,427	498,571
	Lojas Renner SA(A)	249,150	900,189
	Petroleo Brasileiro SA	36,250	453,488
	Raia Drogasil SA(A)	93,150	259,745
	Rumo SA	81,500	278,262
	Sendas Distribuidora SA	174,000	362,854
	Suzano SA	57,500	541,075
	TOTVS SA(A)	84,950	661,544
	Vale SA	63,300	614,643
			5,959,803
7.49%	CAYMAN ISLANDS
	Nu Holdings Ltd.(A)	51,285	703,630
	XP, Inc.	36,415	735,583
			1,439,213
14.54%	CHILE
	Aguas Andinas SA Class A	559,542	204,207
	Banco de Credito e Inversiones(A)	5,343	225,601
	Banco Itaú Chile	40,006	553,954
	Banco Santander Chile(A)	8,201,452	515,086
	Cencosud SA	227,556	774,295
	SMU SA	2,904,500	520,651
			2,793,794
0.05%	COLOMBIA
	Grupo Cibest SA	200	9,238
	OTG LATIN AMERICA FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
19.36%	MEXICO
	America Movil S.A.B. de C.V.	14,370	$257,798
	America Movil S.A.B. de C.V.	372,000	333,054
	Arca Continental S.A.B. de C.V.	31,218	330,738
	Cemex S.A.B. de C.V.	105,800	733,194
	Coca-Cola FEMSA S.A.B. de C.V.	19,300	186,957
	Fomento Economico Mexicano SAB	2,450	252,301
	GCC S.A.B. de C.V.	35,100	336,700
	Grupo Traxion S.A.B. de C.V. 144A(A)	329,400	306,676
	Kimberly-Clark de México S.A.B. de C.V.	149,000	273,154
	Wal Mart de Mexico S.A.B. de C.V.	214,900	710,970
			3,721,542
2.61%	PANAMA
	Intercorp Financial Services, Inc.	13,149	501,371
8.25%	PERU
	Alicorp S.A.A.	73,511	198,174
	Cementos Pacasmayo S.A.A.	150,000	179,958
	Ferreycorp S.A.A.	450,633	408,336
	InRetail Peru Corp. 144A	10,729	289,576
	Southern Copper Corp.	5,034	509,290
			1,585,334
1.67%	UNITED STATES
	Grupo Financiero Galicia SA	4,540	228,771
	IRSA Inversiones y Representaciones SA	6,600	91,938
			320,709
86.94%	TOTAL COMMON STOCKS		16,709,056
3.38%	CORPORATE BONDS
1.22%	PERU
	Peru LNG 03/22/2030 5.375%	250,020	235,268
	OTG LATIN AMERICA FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
2.16%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	$15,012
	BNP Paribas SA 05/20/2027 0.000%	200,000	163,400
	HSBC Bank plc 04/02/2026 0.000%	254,000	237,363
			415,775
3.38%	TOTAL CORPORATE BONDS		651,043
9.49%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquid
	Government Fund 4.233%(B)	1,824,165	1,824,165
99.82%	TOTAL INVESTMENTS		19,184,264
0.18%	Other assets, net of liabilities		34,170
100.00%	NET ASSETS		$19,218,434

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
Level 1	Level 2	Level 3
	Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$16,709,056			16,709,056
CORPORATE BONDS		651,043			651,043
MONEY MARKET FUND		1,824,165			1,824,165
TOTAL INVESTMENTS		19,184,264	-	- $	19,184,264

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,932,699, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,916,599
Gross unrealized depreciation	(665,034)
Net unrealized appreciation	$2,251,565